SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY (Details) - Historical volatility for shares, measurement input [member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Change in volatility percentage	20.00%
Impact on comprehensive loss	$ 589,059	$ 291,149